SEC Releases, In the Matter of Age High Income Fund, Inc., et al.,

777 Mariners Island Boulevard, San Mateo, CA 94404, Securities and Exchange Commission, (Jan. 13, 1987)

SEC Releases

Click to open document in a browser

37 SEC-DOCKET 569-02

Release No. IC-15534

File No. 812-6505

January 13, 1987

ORDER PERMITTING JOINT TRADING ACCOUNTS

AGE High Income Fund, Inc; Birr, Wilson Money Fund; Franklin California Tax-Free Income Fund, Inc.; Franklin New York Tax-Free Income Fund, Inc; Franklin California Tax-Free Trust; Franklin Tax-Free Trust; Franklin Corporate Cash Management Fund; Franklin Custodian Funds, Inc; Franklin Equity Fund; Franklin Federal Money Fund; Franklin Federal Tax-Free Income Fund; Franklin Gold Fund; Franklin Money Fund; Franklin Option Fund; Franklin Tax-Exempt Money Fund; Franklin New York Tax-Exempt Money Fund; Franklin Pennsylvania Investors Fund; and Institutional Fiduciary Trust (“Funds”) and Franklin Advisers, Inc., filed an application on October 17, 1986, and an amendment thereto on November 24, 1986, requesting an order of the Commission under Section 17(d) of the Investment Company Act of 1940 (“Act”) and Rule 17d-1 thereunder to permit the Funds, as well as future investment companies for which subsidiaries or affiliates of Franklin Resources, Inc. serve as investment managers, to deposit their cash balances remaining uninvested at the end of each trading day into a single joint account whose daily balance would be used to enter into one or more repurchase agreements in a total amount equal to the aggregate daily balance in the account (“Joint Accounts”).

On December 17, 1986, a notice was issued (Investment Company Act Release No. 15485) of the filing of the application. The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued as of course unless a hearing should be ordered.

No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter having been considered, it is found that the participation of the Funds in the Joint Accounts is consistent with the provisions, policies and purposes of the Act and that their participation in the Joint Accounts is not on a basis less advantageous than that of any other participant.

Accordingly,

IT IS ORDERED, pursuant to Section 17(d) of the Act and Rule 17d-1 thereunder that the application to permit the Funds to participate in the Joint Accounts as described in the application, be, and hereby is granted, effective forthwith.

For the Commission, by the Division of Investment Management, under delegated authority.

/s/ Jonathan G. Katz

Secretary